Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Trade financing	$ 1,215,217	$ 1,510,249
Issuance of commercial paper	3,000,000
Borrowings	$ 4,215,217	$ 1,510,249